Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing Practices
The committee’s policy is to make annual equity awards under our LTIP at its first or second regular meeting of the year, which are usually held in early February following our fourth quarter earnings release. These meetings are scheduled approximately 24 months in advance and targeted to fall within the window period following the release of the company’s earnings for the fourth quarter of the previous year. To the extent the committee approves any out-of-cycle
awards at other times during the year, such awards are made during an open window period during which our executive officers and directors are generally permitted to trade company securities. The committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The company has not granted stock options since 2021.
The terms of our stock incentive plans provide that the exercise price of each stock option cannot be less than the fair market value of a share of our common stock on the grant date. Pursuant to the committee’s policies, for purposes of our stock incentive plans, the fair market value of our common stock is determined by reference to the closing quoted per share sale price of our common stock on the grant date. In addition, our stock incentive plans permit the committee to delegate to appropriate personnel its authority to make awards to employees other than those subject to Section 16 of the Exchange Act.
Our current equity grant policy provides that each of our president and CEO and chief administrative officer has authority to make or modify grants to such employees, subject to the following conditions:

▪
the delegation is subject to the following limits: (1) the aggregate number of shares of our common stock granted or modified during a calendar year shall not exceed 3,000,000 shares, and (2) the aggregate grant date fair value of awards granted or modified during a calendar year shall not exceed $210 million, of which no more than $3.5 million can relate to awards granted or modified with respect to a single individual;

▪
such grants must be approved during an open window period and must be approved in writing by such officer, the grant date being the date of such written approval or such later date set forth in the grant instrument;

▪	the exercise price of any options granted may not be less than the fair market value of our common stock on the date of grant; and

▪	any such grants must be reported to the committee at least annually.

Award Timing Method	The terms of our stock incentive plans provide that the exercise price of each stock option cannot be less than the fair market value of a share of our common stock on the grant date. Pursuant to the committee’s policies, for purposes of our stock incentive plans, the fair market value of our common stock is determined by reference to the closing quoted per share sale price of our common stock on the grant date.
Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false